Cover Page	Jun. 15, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 15, 2026
Entity File Number	1-13610
Entity Registrant Name	CREATIVE MEDIA & COMMUNITY TRUST CORPORATION
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	75-6446078
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000908311
Amendment Flag	false
Common Stock, $0.001 Par Value | The Nasdaq Stock Market LLC
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	CMCT
Security Exchange Name	NASDAQ